SHARE-BASED COMPENSATION	12 Months Ended
Dec. 28, 2025
Share-based Payment Arrangements [Abstract]
SHARE-BASED COMPENSATION	SHARE-BASED COMPENSATION:
The Company’s Long-Term Incentive Plan (the "LTIP") includes stock options and restricted share units. The LTIP allows the Board of Directors to grant stock options, dilutive restricted share units ("Treasury RSUs"), and non-dilutive restricted share units ("non-Treasury RSUs") to officers and other key employees of the Company and its subsidiaries. The number of common shares that are issuable pursuant to the exercise of stock options and the vesting of Treasury RSUs for the LTIP is fixed at 13,797,851. As at December 28, 2025, 347,961 common shares remained authorized for future issuance under this plan.

Holders of Treasury RSUs and non-Treasury RSUs are entitled to dividends declared by the Company which are recognized in the form of additional equity awards equivalent in value to the dividends paid on common shares. The vesting conditions of the additional equity awards are subject to the same performance objectives and other terms and conditions as the underlying equity awards. The additional awards related to outstanding Treasury RSUs and non-Treasury RSUs expected to be settled in common shares are credited to contributed surplus when the dividends are declared.

(a) Stock options:
The following pertains to legacy Gildan grants that were issued in fiscal 2015, and which vested on the third anniversary of the grant date. The exercise price payable for each common share covered by a stock option is determined by the Board of Directors at the date of the grant, but may not be less than the closing price of the common shares of the Company on the trading day immediately preceding the effective date of the grant. Most stock options vest equally beginning on the second, third, fourth, and fifth anniversary of the grant date.
Stock options issued in Canadian dollars and to be exercised on the TSX:

	Number	Weighted exercise price (CA$)

Stock options outstanding, December 31, 2023	283	$42.27
Changes in outstanding stock options:
Granted	—	—
Exercised	—	—
Forfeited	—	—
Stock options outstanding, December 29, 2024	283	42.27
Changes in outstanding stock options:
Granted	—	—
Exercised	(283)	42.27
Stock options outstanding, December 28, 2025	—	$—
For stock options exercised during fiscal 2025, the weighted average share price at the date of exercise on the TSX was CA$77.42.

The following pertains to Hanes fully vested stock options that were converted to Gildan equity awards at closing, in accordance with the Merger Agreement. The number of Gildan equity awards to be issued to each holder of Hanes is equal to: (i) the number of such Hanes equity awards outstanding; multiplied by (ii) the sum of: (a) 0.102 and (b) the quotient obtained by dividing $0.80 by a share price of $57.13, which is the average of the volume weighted average prices of Gildan common shares for the 20 consecutive trading days up to two days prior to the closing date of December 1, 2025. As at December 28, 2025, these options were fully vested.
17. SHARE-BASED COMPENSATION (continued):

(a) Stock options (continued):
Stock options issued in U.S. dollars and to be exercised on the NYSE:

	Number	Weighted average fair value per unit

Stock options outstanding, December 29, 2024	—	—
Changes in outstanding stock options:
Replacement awards issued at acquisition	28	2.24
Stock options outstanding, December 28, 2025	28	$2.24

There were no stock options exercised during fiscal 2025.

The following table summarizes information about stock options issued and outstanding and exercisable at December 28, 2025:

	Options issued and outstanding		Options exercisable
Exercise prices	Number	Remaining weighted average contractual life (yrs)	Number

US$153.39	28	4.59	28
The compensation expense related to stock options included in operating income for fiscal 2025 was nil (2024 - nil).

(b)    Restricted share units:
A Treasury RSU represents the right of an individual to receive one common share on the vesting date without any monetary consideration being paid to the Company. All Treasury RSUs awarded to date vest within a 4 to 5-year period. Treasury RSUs may also be subject to performance conditions.

On December 12, 2024, the Company granted treasury share units to employees eligible to participate in the Company's long-term incentive plan (LTIP), subject to share price hurdle performance objectives. This award will vest at the end of a four or five-year period. Based on the Monte-Carlo pricing model, the grant date fair value of treasury RSUs granted of 1,530,644 units during the fiscal year ended December 29, 2024 was $21.91 per unit. The fair value of the grant of $33.5 million will be amortized over a 4 or 5 year period. During, fiscal 2025 an additional 262,056 units were granted, for which the fair value was $5.7 million and will be amortized over a 4 year period. The following table summarizes the assumptions used in the Monte-Carlo pricing model for the treasury RSU grant:

2024

Share price at grant date	$48.82
Risk-free interest rate (5 years)	3.76%
Expected volatility	31.81%
Expected dividend yield	1.70%
17. SHARE-BASED COMPENSATION (continued):
(b)    Restricted share units (continued):
Outstanding Treasury RSUs were as follows:

	Number	Weighted average fair value per unit

Treasury RSUs outstanding, December 31, 2023	61	$34.69
Changes in outstanding Treasury RSUs:
Granted[1]	1,531	21.91
Granted for dividends declared	1	40.40
Settled through the issuance of common shares	(20)	31.38
Treasury RSUs outstanding, December 29, 2024	1,573	22.30
Changes in outstanding Treasury RSUs:
Granted[1]	262	21.91
Granted for dividends declared	1	48.44
Settled through the issuance of common shares	(7)	36.54
Forfeited	(37)	21.91
Treasury RSUs outstanding, December 28, 2025	1,792	$22.21
1) Includes 84,851 (2024 - 968,068) Treasury RSUs granted to four executive officers of the Company.

As at December 28, 2025 and December 29, 2024, none of the outstanding Treasury RSUs vested.

The compensation expense related to Treasury RSUs included in operating income for fiscal 2025 was an expense of $6.2 million (2024 - $0.9 million), and the counterpart has been recorded as contributed surplus. When the underlying shares are issued to the employees, the amounts previously credited to contributed surplus are transferred to share capital.
17. SHARE-BASED COMPENSATION (continued):

(b)    Restricted share units (continued):
Outstanding non-Treasury RSUs were as follows:

	Number	Weighted average fair value per unit

Non-Treasury RSUs outstanding, December 31, 2023	1,516	$33.26
Changes in outstanding non-Treasury RSUs:
Granted[1]	787	38.42
Additional units for performance conditions	485	30.73
Granted for dividends declared	33	42.22
Settled - common shares	(707)	31.10
Settled - payment of withholding taxes	(412)	31.08
Forfeited	(42)	35.14
Settled in cash for outgoing executives	(82)	35.08
Reinstated awards for President & CEO	440	37.91
Non-Treasury RSUs outstanding, December 29, 2024	2,018	36.91
Changes in outstanding non-Treasury RSUs:
Granted[2]	547	55.08
Replacement awards issued at acquisition[3]	1,020	55.82
Additional units for vested performance conditions	370	38.40
Granted for dividends declared	35	36.83
Settled - common shares	(643)	37.70
Settled - payment of withholding taxes	(434)	37.84
Forfeited	(49)	39.63
Non-Treasury RSUs outstanding, December 28, 2025	2,864	$46.95
(1) 2024 grants include 291,804 RSUs granted to three executive officers (Key management personnel) of the Company, under the Company’s annual long-term incentive program (LTIP) and for special retention awards granted to these executive officers to ensure stability and operational performance in light of the CEO transition process and proxy contest, as well as 211,659 RSUs granted to Mr. Chamandy on June 28, 2024, under the Company’s annual LTIP program, with a total grant date fair value of $8.7 million. Refer to note 25 in subsection "Key management personnel compensation" for additional information on executive compensation.
(2) 2025 grants include 299,530 RSUs granted to five executive officers (Key management personnel) of the Company, under the Company’s annual long-term incentive program (LTIP) with a total grant date fair value of $16.5 million.
(3) In accordance with the Merger Agreement, Hanes RSUs and PSUs were converted to Gildan equity awards at closing. The Hanes PSUs were modified to remove performance and market conditions at December 1, 2025 upon conversion into Gildan RSUs and were converted to Gildan’s RSUs at target. The terms and conditions of each replacement Gildan RSU will otherwise remain unchanged from the terms and conditions of the Hanes RSUs and PSUs as a result of the conversion. The Hanes RSUs that were converted to Gildan RSUs are subject to graded vesting over a three-year period. The Hanes PSUs which were converted into Gildan RSUs are subject to a cliff vesting over an 3 year period. The number of Gildan equity awards issued to each holder of Hanes is equal to: (i) the number of such Hanes equity awards outstanding; multiplied by (ii) the sum of: (a) 0.102 and (b) the quotient obtained by dividing $0.80 by a share price of $57.13, which is the average of the volume weighted average prices of Gildan common shares for the 20 consecutive trading days up to two days prior to the closing date of December 1, 2025. The fair value of $57.0 million of the replacement awards was estimated using the Gildan share price at the date of acquisition multiplied by the number of RSUs issued in replacement of the Hanes awards. The value of the Gildan replacement equity awards related to services provided prior to the closing of the acquisition was allocated to the consideration paid for the acquisition (refer to note 5 Business acquisitions for additional information) and the value related to future services to be provided after the close of the acquisition will be recognized as share-based compensation expense over the remaining service period. $19.8 million of the post-acquisition expense was recorded in restructuring and acquisition-related costs for the year ended December 28, 2025. Refer to Note 19 for additional information.
17. SHARE-BASED COMPENSATION (continued):

(b)    Restricted share units (continued):
Non-Treasury RSUs have the same features as Treasury RSUs, except that their vesting period is a maximum of three years and they can be settled in cash based on the Company’s share price on the vesting date, or through the delivery of common shares purchased on the open market, at the Company's option. Non-Treasury RSUs are settled in common shares purchased on the open market, and to the extent that the Company has an obligation under tax laws to withhold an amount for an employee’s tax obligation associated with the share-based payment the Company settles non-Treasury RSUs on a net basis.

The outstanding non-Treasury RSUs awarded to executive officers have vesting conditions that are dependent upon the financial performance and share price of the Company relative to a benchmark group of North American publicly listed companies. In addition, up to two times the actual number of non-Treasury RSUs awarded can vest if exceptional financial performance is achieved. As at December 28, 2025, 754,083 of the outstanding non-Treasury RSUs were vested and not settled (2024 - nil).

The compensation cost related to non-Treasury RSUs included in operating income for fiscal 2025 was an expense of $41.5 million (2024 - $63.4 million), and the counterpart has been recorded as contributed surplus. When the underlying common shares are delivered to employees for settlement upon vesting, the amounts previously credited to contributed surplus are transferred to share capital. The lower expense compared to last year is mainly due to the accelerated vesting of non-Treasury RSU awards for outgoing executives Mr. Tyra and Mr. Bajaj resulting in an expense of $12.3 million in fiscal 2024, as described in notes 18(e) and 25 to these financial statements, and the impact of Mr. Chamandy’s termination and subsequent reinstatement as President and Chief Executive Officer which included the reinstatement of share-based awards which had been canceled by the previous Board of Directors in the fourth quarter of 2023 (resulting in a past service expense of $17.0 million for the year ended December 29, 2024 as described in note 18(d) to these financial statements). The accelerated expense for the two outgoing executives included amounts relating to share-based awards with a total value of approximately $12.0 million, which were approved during the first quarter of fiscal 2024 but for which the number of RSUs had not been established due to the Company being in a trading blackout. These awards were fully paid out in the second quarter of fiscal 2024 to the outgoing executives at the approved value, before the number of RSUs relating thereto was established, and therefore do not appear in the RSU table above.

(c)    Deferred share unit plan:
The Company has a deferred share unit plan for independent members of the Company’s Board of Directors who must receive at least 50% of their annual board retainers in the form of deferred share units ("DSUs"). The value of these DSUs is based on the Company’s share price at the time of payment of the retainers or fees. Holders of deferred share units are entitled to dividends declared by the Company which are recognized in the form of additional awards equivalent in value to the dividends paid on common shares. DSUs granted under the plan will be redeemable and the value thereof payable in cash only after the director ceases to act as a director of the Company. As at December 28, 2025, there were 48,747 (December 29, 2024 - 140,393) DSUs outstanding at a value of $3.1 million (December 29, 2024 - $6.6 million). This amount is included in accounts payable and accrued liabilities based on a fair value per deferred share unit of $63.65 (December 29, 2024 - $46.86). The DSU obligation is adjusted each quarter based on the market value of the Company’s common shares. The Company includes the cost of the DSU plan in selling, general and administrative expenses, which for fiscal 2025 was $2.4 million (2024 - $4.9 million).

Changes in outstanding DSUs were as follows:

	2025	2024

DSUs outstanding, beginning of fiscal year	140	411
Granted	30	46
Granted for dividends declared	1	4
Forfeited
Redeemed[1]	(122)	(321)
DSUs outstanding, end of fiscal year	49	140
1) The redemption value for 119,298 redeemed DSUs in fiscal 2025, as well 320,862 DSUs from fiscal 2024 are included in accounts payable and accrued liabilities as at December 28, 2025. Refer to note 25 for additional information.
17. SHARE-BASED COMPENSATION (continued):

(d)    Employee share purchase plans:
The Company has employee share purchase plans which allow eligible employees to authorize payroll deductions of up to 10% of their salary to purchase common shares of the Company at a price of 90% of the then current share price as defined in the plans from Treasury. Employees purchasing shares under the plans subsequent to January 1, 2008 must hold the shares for a minimum of two years. The Company has reserved 5,000,000 common shares for issuance under the plans. As at December 28, 2025, 4,300,120 common shares remained authorized for future issuance under the plans. Included as compensation costs in selling, general and administrative expenses is $0.2 million (2024 - $0.2 million) relating to the employee share purchase plans.